Share-based payments	6 Months Ended
Jun. 30, 2026
Share-based payments
Share-based payments

5Share-based payments

The Group has established two employee option plans. The EMI Scheme (closed to employees during 2021) and the 2021 Incentive Plan (implemented in 2022).

For more information about the option plans, please refer to the Group’s annual financial statements for the year ended December 31, 2025.

The total expense recognised by the company during the period in respect of these plans is shown below:

	June 30, 2026	June 30, 2025
	£ 000	£ 000
2021 Incentive plan	1,710	1,548
Enterprise Management Initiative	5	65
	1,715	1,548

5Share-based payments (continued)

Total credit recognized for non-executive director awards, issued under the terms and rules of the 2021 Incentive Plan, for the period ended June 30, 2026, was £807 thousand (June 30, 2025: charge of £1,594 thousand).

The Company also recognized an expense of £1,628 thousand relating to equity-settled transactions with non-employees during the period (note 10).

A summary of options granted under the plans is show below:

	6 months ended		12 months ended
2021 Incentive Plan	June 30, 2026		December 31, 2025
		Average		Average
		exercise price		exercise price
	Number	(£)	Number	(£)
Outstanding, start of period	7,736,819	1.42	1,171,210	0.91
Granted during the period	2,567,620	1.95	7,254,116	1.41
Exercised during the period	(81,628)	—	(546,886)	0.62
Forfeited during the period	(1,624,360)	0.42	(141,621)	—
Outstanding, end of period	8,598,451	1.70	7,736,819	1.42

The number of options which were exercisable at June 30, 2026 was 2,792,941 (December 31, 2025: 1,727,449) with exercise prices ranging from £nil to £8.76 (December 31, 2025: £nil to £8.92). Options exercised during the period related solely to nil-cost options.

	6 months ended		12 months ended
EMI Scheme	June 30, 2026		December 31, 2025
		Average		Average
		exercise price		exercise price
	Number	(£)	Number	(£)
Outstanding, start of period	861,172	1.80	945,429	2.20
Granted during the period	—	—	—	—
Exercised during the period	(18,309)	1.80	(57,181)	8.70
Forfeited during the period	(5,161)	1.80	(27,076)	1.80
Outstanding, end of period	837,702	1.80	861,172	1.80

The number of options which were exercisable at June 30, 2026 was 672,961 (December 31, 2025: 676,571) with an exercise price of £1.73 (December 31, 2025: £1.70).